Schedule of Asset Held for Investment at Year End	12 Months Ended
Dec. 31, 2025
EBP 002
Schedule of Asset Held for Investment
EBP, Schedule of Asset Held for Investment

CINCINNATI FINANCIAL CORPORATION
TAX-QUALIFIED SAVINGS PLAN

FORM 5500, SCHEDULE H, PART IV, LINE 4i—
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
December 31, 2025
	Identity of Issuer	Description of Investment	Shares	Current Value***
	Vanguard Federal Money Market Fund	Interest bearing money market fund	35,699,186	$35,699,186

*	Cincinnati Financial Corporation	Common stock	482,110	$78,738,274
*	Stock Purchase Account - Fidelity Government Cash Reserves Fund			10,227
	Total Cincinnati Financial Stock Fund			$78,748,501

*	Fidelity 500 Index Fund	Registered investment company	707,548	$168,198,235
*	Fidelity Contrafund	Registered investment company	2,866,714	100,306,324
	T. Rowe Price Growth Stock	Registered investment company	831,793	90,041,639
	Dodge & Cox Stock Fund	Registered investment company	5,037,138	83,566,120
	Janus Henderson Enterprise	Registered investment company	404,932	58,431,650
	Vanguard Mid Cap Index Fund	Registered investment company	726,829	57,695,717
*	Fidelity International Cap	Registered investment company	3,168,602	55,387,159
*	Fidelity International Index	Registered investment company	772,878	46,990,968
*	Fidelity Total Bond Fund	Registered investment company	5,099,875	45,541,884
	Vanguard Total Bond Market Index Fund	Registered investment company	3,466,585	33,868,537
	Vanguard Small Cap Index Fund	Registered investment company	270,130	33,382,701
	T. Rowe Price New Horizons	Registered investment company	509,401	26,595,847
	T. Rowe Price Equity Income Fund	Registered investment company	371,208	14,310,081
	Allspring Special Mid Cap	Registered investment company	306,487	14,003,384
	Allspring Special Small Cap	Registered investment company	337,224	12,200,782
*	Fidelity Freedom Index 2010 Fund	Registered investment company	17,928	242,207
*	Fidelity Freedom Index 2015 Fund	Registered investment company	157,963	2,385,235
*	Fidelity Freedom Index 2020 Fund	Registered investment company	311,381	5,249,878
*	Fidelity Freedom Index 2025 Fund	Registered investment company	1,805,328	36,702,316
*	Fidelity Freedom Index 2030 Fund	Registered investment company	3,049,139	68,941,025
*	Fidelity Freedom Index 2035 Fund	Registered investment company	3,413,216	90,859,822
*	Fidelity Freedom Index 2040 Fund	Registered investment company	2,749,596	79,270,860
*	Fidelity Freedom Index 2045 Fund	Registered investment company	2,559,707	78,941,363
*	Fidelity Freedom Index 2050 Fund	Registered investment company	1,891,441	58,464,438
*	Fidelity Freedom Index 2055 Fund	Registered investment company	1,566,841	39,876,106
*	Fidelity Freedom Index 2060 Fund	Registered investment company	1,300,649	28,054,992
*	Fidelity Freedom Index 2065 Fund	Registered investment company	496,996	8,677,542
*	Fidelity Freedom Index 2070 Fund	Registered investment company	28,100	346,751
*	Fidelity Freedom Index Retirement Fund	Registered investment company	62,127	767,273
	Total registered investment company			$1,339,300,836

CINCINNATI FINANCIAL CORPORATION
TAX-QUALIFIED SAVINGS PLAN

FORM 5500, SCHEDULE H, PART IV, LINE 4i—
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
December 31, 2025
	Identity of Issuer	Description of Investment	Shares	Current Value***
****	Self-directed brokerage accounts	Various		$56,984,108
	Total participant-directed investments			$1,510,732,631

*	Participant loans**			$10,825,463

*	Party-in-interest
**	The interest rates on these loans range from 4.25% to 9.50%, with maturity dates through December 2040.
***	Cost information is not required for participant-directed investments and, therefore, is not included.
****	The self-directed brokerage accounts include $11,576,054 of party-in-interest investments managed by Fidelity.